REICH & TANG ASSET MANAGEMENT, LLC
                                600 FIFTH AVENUE
                              NEW YORK, N.Y. 10020

                                                    April 9, 2008



VIA EDGAR TRANSMISSION

Securities and Exchange Commission
450 Fifth Street, NW

Washington, DC  20549

Re:      Connecticut Daily Tax Free Income Fund, Inc.
         Investment Company Act File No. 811-4265
         Form N-CSR

         Certified Shareholder Report of Registered Investment Companies

Dear Sir or Madam:

     On behalf of Connecticut Daily Tax Free Income Fund, Inc. (the "Fund"), a registered open-end management investment company, and pursuant to Rule 30d-1 under the Investment Company Act of 1940, as amended, we transmit for filing the Fund's Form N-CSR and applicable exhibits for the period ending January 31, 2008.

                                                  Very truly yours,



                                                  /s/Lisette Rivera
                                                  Lisette Rivera
                                                  Compliance Assistant

ATTACHMENTS